Significant Accounting Policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Impact on Employee benefit expense due to COVID-19	¥ 33,126
Cost of sales
Employee benefits
Impact on Employee benefit expense due to COVID-19	1,250
Sales and marketing expenses
Employee benefits
Impact on Employee benefit expense due to COVID-19	21,127
Product development expenses
Employee benefits
Impact on Employee benefit expense due to COVID-19	5,976
General and administrative expenses
Employee benefits
Impact on Employee benefit expense due to COVID-19	4,773
People's Republic of China
Employee benefits
Employee benefit expense	57,216	¥ 68,088	¥ 54,732
Philippines
Employee benefits
Employee benefit expense	3,650	3,281	¥ 3,107
Defined benefit plan liability	¥ 2,508	¥ 1,595